FINANCIAL INSTRUMENTS - Commodity Price Risk (Details) - Commodity price risk - Cash flow hedges $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Brent Crude Oil Option Contracts (barrels)
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 18.0
Increase of 10%, sensitivity analysis	23.9
Decrease of 10%, sensitivity analysis	13.6
WTI Crude Oil Option Contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	2.4
Increase of 10%, sensitivity analysis	2.9
Decrease of 10%, sensitivity analysis	1.6
Gold Bullion Option Contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.1)
Increase of 10%, sensitivity analysis	(25.6)
Decrease of 10%, sensitivity analysis	$ 33.0